Prepayments, deposits and other assets (Details Narrative) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for acquisition	$ 446,192	$ 0